Depreciation, Amortization and Impairment (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2015 CLP ($)
Depreciation and amortization
Depreciation of property and equipment (Note No.15a and Note No. 16)		$ 26,176	$ 24,694	$ 21,206
Amortization of intangibles assets (Note No.14a)		11,360	10,881	10,616
Total	$ 60,992	37,536	35,575	31,822
Impairment loss
Impairment loss on property and equipment (Note No.15a)		166	274	204
Impairment loss on intangibles assets (Note No.14a)				59
Total	$ 270	$ 166	$ 274	$ 263